ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of Dec 31, 2023	As of Dec 31, 2024
	S$’000	S$’000

Accounts receivable	25,386	19,310
Less: Allowance for credit loss	(3,642)	(3,053)

Accounts receivable, net	21,744	16,257

SCHEDULE ANALYSIS OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

Analysis of allowance for credit loss

	As of Dec 31, 2023	As of Dec 31, 2024
	S$’000	S$’000

Balance at beginning of period	4,240	3,642
Provision during the period	41	19
Written off during the period	(532)	(582)
Reversal during the period	(107)	(26)
Balance at the end of the period	3,642	3,053